Commitments and contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 — Commitments and contingencies

As of September 30, 2019, the Company did not have any ongoing material financial commitments. The Company expects to enter into other commitments as the business further develops. In the normal course of business, the Company enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”) represent significant costs in the Company’s clinical development of its product candidates. Subject to required notice periods and the Company’s obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.

Note 9 — Commitments and Contingencies

As of March 31, 2018, the Company did not have any ongoing material financial commitments other than the Sublicense Agreement entered into with RSG. As of March 31, 2019, the Company did not have any ongoing material financial commitments. The Company expects to enter into other commitments as the business further develops.